Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization Going Concern And Summary Of Significant Accounting Policies
Schedule of estimated useful lives of depreciable assets

Depreciation is computed on a straight-line basis over estimated useful lives of the related assets. The estimated useful lives of depreciable assets are:

Estimated
Useful Lives

Equipment	5 years
Furniture	5-10 years

The estimated useful lives of depreciable assets are:

Estimated
Useful Lives

Equipment	5 years
Furniture	5-10 years

Schedule of computation of basic and diluted net loss per share

Following is the computation of basic and diluted loss per share for the three and six month periods ended June 30, 2019 and 2018:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Basic and Diluted LPS Computation
Numerator:
Loss available to common stockholders	$(670,365)	$(616,064)	$(1,414,763)	$(1,627,927)

Denominator:
Weighted average number of common shares outstanding	72,929,763	64,670,884	71,977,253	63,245,666

Basic and diluted LPS	$(0.01)	$(0.01)	$(0.02)	$(0.03)

Following is the computation of basic and diluted loss per share for the years ended December 31, 2018 and 2017:

	Year Ended
	December 31,
	2018	2017
Basic and Diluted LPS Computation
Numerator:
Loss available to common stockholders	$(2,983,429)	$(1,557,405)

Denominator:
Weighted average number of common shares outstanding	65,012,738	54,842,727

Basic and diluted LPS	$(0.05)	$(0.03)

Schedule of potentially dilutive securities not included in the calculation of diluted net loss per share

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

Preferred stock (convertible)	24,900,000	24,900,000	24,900,000	24,900,000

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

Preferred stock (convertible)	24,900,000	24,900,000